GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 1,097
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,020
Finite-Lived Intangible Assets, Amortization Expense, Year Three	788
Finite-Lived Intangible Assets, Amortization Expense, Year Four	636
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 189